Relationship with Parent and Related Entities	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Relationship with Parent and Related Entities
8. Relationship with Parent and Related Entities
Historically, the OmniAb business has been managed and operated in the normal course of business consistent with other affiliates of the Parent. Accordingly, certain shared costs have been allocated to OmniAb and reflected as expenses in the combined financial statements. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical Parent expenses attributable to OmniAb for purposes of the stand-alone financial statements. However, the expenses reflected in the combined financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if OmniAb historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the combined financial statements may not be indicative of related expenses that will be incurred in the future by OmniAb.
General Corporate Overhead
The combined statements of operations include expenses for certain centralized functions (such as information systems, accounting, treasury, audit, purchasing, human resources, legal and facilities), executive compensation and other programs provided and/or administered by Parent that are charged directly to us. A portion of these costs benefits us and is allocated to us using a pro-rata
method based on project-related costs or other measures that management believes are consistent and reasonable.
Costs of $1.6 million and $4.9 million for the three and nine months ended September 30, 2022, respectively, and $0.9 million and $3.8 million for the three and nine months ended 2021, respectively, have been reflected in the general and administrative expenses in our interim condensed combined statements of operations for our allocated share of Parent’s corporate overhead.
Cash Management and Financing
We participate in Ligand’s centralized cash management and financing programs and will continue to participate in Ligand’s centralized cash management until the OmniAb business becomes an independent publicly-traded company.
Disbursements are made through centralized accounts payable systems which are operated by Ligand. Cash receipts are transferred to centralized accounts, also maintained by Ligand. As cash is disbursed and received by Ligand, it is accounted for by us through the Parent company net investment. All obligations are financed by Ligand and financing decisions are determined by central Ligand treasury operations.
Ligand intends to transfer the assets, liabilities and operations of its OmniAb business, pursuant to the terms of a Separation Agreement, entered into among Ligand, OmniAb and APAC. Completion of the separation and distribution is subject to certain conditions. The separation is anticipated to be tax-free
to Ligand stockholders. Accordingly, after the
tax-free
separation, all of the related tax attributes of Ligand will remain with Ligand.
Equity-Based Incentive Plans
Certain of our employees participate in our Parent’s equity-based incentive plans. Under the Ligand 2002 Stock Incentive Plan (2002 Plan), our employees, directors, managers and advisors were awarded share-based incentive awards in a number of forms, including nonqualified stock options. Under the 2002 Plan, our employees can be awarded share-based incentive awards which include non-statutory
stock options or incentive stock options, restricted stock units (RSUs), performance stock units (PSUs) and other cash-based or share-based awards. Stock options granted to our employees under the incentive plans typically vest
1/8
on the six month anniversary of the date of grant, and
1/48
each month thereafter for
forty-two
months. We measure share-based compensation for all share-based incentive awards at fair value on the grant date. Share-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards.
Compensation costs associated with our employees’ participation in the incentive plans have been specifically identified for employees who exclusively support our operations and are allocated to us as part of the cost allocations from our Parent. The following table summarizes total share-based compensation (SBC) charged to us related to our employees’ participation in our Parent’s incentive plans, depending on the nature of the employee’s role in our operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
SBC - Research and development expenses	$3,079	$2,395	$7,243	$6,902
SBC - General and administrative expenses	2,200	1,415	5,030	4,704

	$5,279	$3,810	$12,273	$11,606

9. Relationship with Parent and Related Entities
Historically, the OmniAb business has been managed and operated in the normal course of business consistent with other affiliates of the Parent. Accordingly, certain shared costs have been allocated to OmniAb and reflected as expenses in the combined financial statements. Management considers the allocation methodologies used to be reasonable and appropriate reflections of the historical Parent expenses attributable to OmniAb for purposes of the stand-alone financial statements. However, the expenses reflected in the combined financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if OmniAb historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the combined financial statements may not be indicative of related expenses that will be incurred in the future by OmniAb.
General Corporate Overhead
The combined statements of operations include expenses for certain centralized functions (such as information systems, accounting, treasury, audit, purchasing, human resources, legal and facilities), executive compensation and other programs provided and/or administered by Parent that are charged directly to us. A portion of these costs benefits us and is allocated to us using a pro-rata
method based on project-related costs or other measures that management believes are consistent and reasonable.
Costs of $6.1 million, $3.6 million and $2.8 million for the years ended December 31, 2021, 2020 and 2019, respectively, have been reflected in the general and administrative expenses in our combined statements of operations for our allocated share of Parent’s corporate overhead.
Cash Management and Financing
We participate in Ligand’s centralized cash management and financing programs and will continue to participate in Ligand’s centralized cash management until the OmniAb business becomes an independent publicly-traded company.
Disbursements are made through centralized accounts payable systems which are operated by Ligand. Cash receipts are transferred to centralized accounts, also maintained by Ligand. As cash is disbursed and received by Ligand, it is accounted for by us through the Parent company net investment. All obligations are financed by Ligand and financing decisions are determined by central Ligand treasury operations.
Ligand intends to transfer the assets, liabilities and operations of its OmniAb business, pursuant to the terms of a separation agreement, to be entered into between Ligand and OmniAb. Completion of the separation and distribution is subject to certain conditions, including final approval by Ligand’s board of directors. Ligand is targeting the separation of OmniAb during the second quarter of 2022. The separation is anticipated to be tax-free
to Ligand stockholders. Accordingly, after the anticipated
tax-free
separation, all of the related tax attributes of Ligand will remain with Ligand.

Equity-Based Incentive Plans
Certain of our employees participate in our Parent’s equity-based incentive plans. Under the Ligand 2002 Stock Incentive Plan (2002 Plan), our employees, directors, managers and advisors were awarded share-based incentive awards in a number of forms, including nonqualified stock options. Under the 2002 Plan, our employees can be awarded share-based incentive awards which includes non-statutory
stock options or incentive stock options, restricted stock units (RSUs), performance stock units (PSUs) and other cash-based or share-based awards. Awards granted to our employees under the incentive plans typically vest 1/8 on the six month anniversary of the date of grant, and 1/48 each month thereafter for forty-two months
.
We measure share-based compensation for all share-based incentive awards at fair value on the grant date. Share-based compensation expense is generally recognized on a straight-line basis over the requisite service periods of the awards.
Compensation costs associated with our employees’ participation in the incentive plans have been specifically identified for employees who exclusively support our operations and are allocated to us as part of the cost allocations from our Parent. Total costs charged to us related to our employees’ participation in our Parent’s incentive plans, depending on the nature of the employee’s role in our operations, were $15.1 million ($9.0 million in research and development expenses and $6.1 million in general and administrative expenses), $9.2 million ($5.6 million in research and development expenses and $3.6 million in general and administrative expenses) and $6.7 million ($3.9 million in research and development expenses and $2.8 million in general and administrative expenses) during the years ended December 31, 2021, 2020 and 2019, respectively.
Employee Stock Purchase Plan
Our eligible employees participate in our Parent’s ESPP. The ESPP permits eligible participants to purchase Ligand’s shares at a discount through regular payroll deductions of up to 10% of their eligible compensation during the offering period. The ESPP is typically implemented through consecutive six-month
offering periods. The purchase price of the shares is 85% of the lesser of the fair market value of the closing price per share on the first day of the offering period and the fair market value of the closing price per share on the last day of the offering period. No participant may purchase more than $25,000 worth of common stock per calendar year.
Costs charged to us related to our employees’ participation in our Parent’s ESPP were $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Avista Public Acquisition Corp. II [Member]
Relationship with Parent and Related Entities

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On February 12, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 5,750,000 Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 750,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the holders of the Founder Shares would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On June 16, 2021, the Company transferred 35,000 Class B ordinary shares each to three members of the Company’s board of directors (or 105,000 Class B ordinary shares in total) at their original cost (see Note 7). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).
The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, or sold until the earlier of (i) one year after the completion of a Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after an initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if (1) the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-
trading day period commencing at least 150 days after the OmniAb Business Combination or (2) if the Company consummates a transaction after the OmniAb Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Promissory Note — Related Party
On February 12, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was
non-interest
bearing and was payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. The Company’s Sponsor paid certain offering costs totaling $55,725, which was included in the outstanding balance of the Promissory Note as of March 22, 2021, and the Company borrowed $119,275 on June 23, 2021. On August 12, 2021, the Company repaid the outstanding balance under the Promissory Note of $175,000. The Promissory Note is no longer available to the Company.
Administrative Support Agreement
The Company entered into an agreement, commencing on August 9, 2021, to pay an affiliate of the Sponsor a total of $10,000 per month for administrative, financial and support services. Upon the completion of the OmniAb Business Combination, the Company ceased paying these monthly fees. For the three months and nine months ended September 30, 2022, the Company incurred expenses of $30,000 and $90,000, respectively, under the agreement. For the three months ended September 30, 2021 and for the period from February 5, 2021 (inception) through September 30, 2021 the Company incurred expenses of $20,000 under the agreement.
Due to Related Party
Due to related party consists of payments made by the Sponsor and/or an affiliate of the Sponsor on behalf of the Company for formation and operating costs, along with the administrative support monthly fee and are payable on demand.

Convertible Promissory Note
In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “working capital loans”). If the Company completed the initial Business Combination, it could repay such loaned amounts out of the proceeds of the Trust Account released to us. Otherwise, such loans could be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination did not close, the Company could use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Company’s Trust Account would be used to repay such loaned amounts. Up to $2,000,000 of such loans could have been convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. The warrants would have been identical to the Private Placement Warrants. Except as set forth above, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. The Company did not seek loans from parties other than the Sponsor, its affiliates or any members of the management team as the Company did not believe third parties would be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Trust Account.
On March 14, 2022, the Company entered into a convertible promissory note pursuant to the Working Capital Loans terms with the Sponsor (the “Sponsor Working Capital Loan”) to which the Company could borrow up to an aggregate of $750,000. The Sponsor Working Capital Loan is non-interest
bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date that the winding up of the Company is effective. The unpaid principal balance on the Sponsor Working Capital Loan may be convertible into warrants at the option of the Sponsor at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of September 30, 2022, the outstanding balance on the convertible promissory note is $750,000.
Audit Committee Compensation
On August 24, 2022, the board of directors elected Charles Harwood to serve as a director of the Company and appointed Mr. Harwood to serve as a member of the audit committee. The board of directors has determined that Mr. Harwood satisfies all applicable independence requirements to serve on the board of directors and the audit committee, including without limitation the applicable independence requirements of the Nasdaq Capital Market and the Exchange Act, as amended. In connection with Mr. Harwood’s appointment to the audit committee, Lâle White has stepped down from the audit committee, which currently consists of Wendel Barr, Charles Harwood and William Klitgaard. The changes to the audit committee’s composition relate to the Company’s communications with the staff of Nasdaq on August 22, 2022, regarding whether the Company was in compliance with Nasdaq Listing Rule 5605(c)(2) following the phase-in
period provided under Nasdaq Listing Rule 5615(b)(1) because the Audit Committee was not comprised of at least three independent directors. The Company is in compliance with the applicable rules following the board of directors and audit committee changes described herein.
Upon consummation of the OmniAb Business Combination, the Company paid Mr. Harwood a $10,000 fee for his services as a director and member of the audit committee. This fee is included as part of accrued expenses on the balance sheet as of September 30, 2022. In connection with Mr. Harwood’s appointment, he and the Company entered into an indemnification agreement and a letter agreement, the terms of which were described in, and the forms of which were filed as exhibits to, the Company’s registration statement relating to the Company’s Initial Public Offering.

NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On February 12, 2021, the Sponsor paid an aggregate of $25,000 to cover certain expenses on behalf of the Company in exchange for the issuance of 5,750,000 Class B ordinary shares (the “Founder Shares”). The Founder Shares include an aggregate of up to 750,000 Class B ordinary shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the holders of the Founder Shares will own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On June 16, 2021, the Company transferred 35,000 Class B ordinary shares each to three members of the Company’s board of directors (or 105,000 Class B ordinary shares in total) at their original cost (see Note 7). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).
The Sponsor has agreed that, subject to certain limited exceptions, the Founder Shares will not be transferred, assigned, or sold until the earlier of (i) one year after the completion of a Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after an initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if (1) the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-
trading day period commencing at least
150 day
s after an initial Business Combination or (2) if the Company consummates a transaction after an initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.
Promissory Note — Related Party
On February 12, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was
non-interest
bearing and was payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. The Company’s Sponsor paid certain offering costs totaling $55,725, which was included in the outstanding balance of the Promissory Note as of March 22, 2021, and the Company borrowed $119,275 on June 23, 2021. On August 12, 2021, the Company repaid the outstanding balance under the Promissory Note of $175,000.
Administrative Support Agreement
The Company entered into an agreement, commencing on August 9, 2021, to pay an affiliate of the Sponsor a total of $10,000 per month for administrative, financial and support services. Upon the completion of an initial Business Combination, the Company will cease paying these monthly fees. Under this agreement, $46,129 of expenses were incurred during the period from February 5, 2021 (inception) through December 31, 2021.

Due to Related Party
Due to related party consists of advances from the Sponsor to pay for offering costs and formation costs on behalf of the Company and are payable on demand.
Related Party Loans
In order to finance transaction costs in connection with an intended initial Business Combination, the Company’s sponsor or an affiliate of the sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes the initial Business Combination, it may repay such loaned amounts out of the proceeds of the trust account released to us. Otherwise, such loans may be repaid only out of funds held outside the trust account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such loaned amounts but no proceeds from the Company’s trust account would be used to repay such loaned amounts. Up to $2,000,000 of such loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Company’s sponsor, its affiliates or any members of the management team as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the trust account. As of December 31, 2021, there was no balance outstanding under the Working Capital Loans.